SCHEDULE OF COMPANY’S ASSETS MEASURED AT FAIR VALUE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Marketable securities held in Trust Account	$ 178,582,550	$ 177,124,457
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities held in Trust Account	$ 178,582,550	$ 177,124,457